UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2008

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Interactive Financial Advisors
Address:        2215 York Road, Suite 306
                Oak Brook, IL  60523

Form 13F File Number:  028-12638

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Joanne M. Woiteshek
Title:          Chief Compliance Officer
Phone:          630-472-1300

Signature, Place, and Date of Signing:

     /s/ Joanne M. Woiteshek         Oak Brook, IL            October 16, 2008
     -----------------------         -------------            -----------------
           [Signature]               [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            49

Form 13F Information Table Value Total:      $155,461
                                         ------------
                                          (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

--------------------------------------- -------- ----------- -------- -------------------- ---------- --------- --------------------
             COLUMN 1                   COLUMN 2   COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7       COLUMN 8
--------------------------------------- -------- ----------- -------- -------------------- ---------- --------- --------------------
                                                                                                                  VOTING AUTHORITY
                                        TITLE OF              VALUE     SHRS OR  SH/ PUT/  INVESTMENT   OTHER   --------------------
          NAME OF ISSUER                 CLASS     CUSIP     (x$1000)   PRN AMT  PRN CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------------------------------- -------- ---------- --------- -------------------- ---------- --------- --------------------
DOW CHEMICAL Total                       C      260543103           9         28  SH         NONE                                 28
DREYFUS PREMIER INTERNATIONAL
  EQUITY FUND CLASS A Total              M      26201F108          54        184  SH         NONE                                184
DREYFUS PREMIER S&P STARS
  OPPORTUNITIES FUND CLASS A Total       M      26202X603          96        488  SH         NONE                                488
FEDERATED PRIME CASH SERIES FUND
  Total                                  MM     147551105      15,568  1,556,784  SH         NONE                          1,556,784
FEDERATED US TREASURY CASH RESERVES
  FUND INSTITUTIONAL CLASS Total         MM     60934N682      15,590  1,559,007  SH         NONE                          1,559,007
GLOBAL INDUSTRIES LTD Total              C      379336100           3         44  SH         NONE                                 44
ISHARES COMEX GOLD TR ISHARES Total      ETF    464285105         472        552  SH         NONE                                552
ISHARES IBOXX INVESTOP INVESTMENT
  GRADE CORP BD FD Total                 ETF    464287242       1,335      1,487  SH         NONE                              1,487
ISHARES MSCI EAFE INDEX FUND Total       ETF    464287465      60,478    107,422  SH         NONE                            107,422
ISHARES MSCI PACIFIC EX-JAPAN INDEX
  FUND Total                             ETF    464286665       1,189      3,311  SH         NONE                              3,311
ISHARES RUSSELL 1000 INDEX FUND
  Total                                  ETF    464287622         271        427  SH         NONE                                427
ISHARES RUSSELL 2000 INDEX FUND
  Total                                  ETF    464287655      68,166    100,244  SH         NONE                            100,244
ISHARES RUSSELL 2000 VALUE INDEX
  FUND Total                             ETF    464287630     113,160    168,293  SH         NONE                            168,293
ISHARES S&P 500 INDEX FD Total           ETF    464287200     319,454    273,458  SH         NONE                            273,458
ISHARES S&P GLOBAL ENERGY SECTOR
  INDEX FUND Total                       ETF    464287341      16,277     43,163  SH         NONE                             43,163
ISHARES S&P GLOBAL TECHNOLOGY
  SECTOR INDEX FUND Total                ETF    464287291         206        423  SH         NONE                                423
ISHARES S&P GROWTH INDEX FD Total        ETF    464287309       4,376      7,707  SH         NONE                              7,707
ISHARES S&P MIDCAP 400 GROWTH INDEX
  FD Total                               ETF    464287606          89        119  SH         NONE                                119
ISHARES S&P NATIONAL Total               ETF    464288414          98        101  SH         NONE                                101
ISHARES S&P SMALLCAP 600 GROWTH
  INDEX FD Total                         ETF    464287887          98        160  SH         NONE                                160
ISHARES S&P VALUE INDEX FD Total         ETF    464287408      65,145    108,847  SH         NONE                            108,847
ISHARES SILVER TRUST Total               ETF    46428Q109          37        316  SH         NONE                                316
ISHARES TR 1 3 YR TREAS INDEX FD
  Total                                  ETF    464287457      36,390     43,550  SH         NONE                             43,550
ISHARES TR 20 TREAS INDEX FD Total       ETF    464287432      13,351     14,071  SH         NONE                             14,071
ISHARES TR 7-10 YR TRES INDEX FD
  Total                                  ETF    464287440      12,626     14,193  SH         NONE                             14,193
ISHARES TR COHEN & STEERS REALTY
  MAJORS INDEX FD Total                  ETF    464287564      10,584     13,803  SH         NONE                             13,803
ISHARES TR DOW JONES SELECT DIV
  INDEX FD Total                         ETF    464287168     129,444    243,133  SH         NONE                            243,133
ISHARES TR FTSE XNHUA IDX Total          ETF    464287184         310        898  SH         NONE                                898
ISHARES TR LEHMAN US AGGREGATE BD
  FD Total                               ETF    464287226     402,263    408,016  SH         NONE                            408,016
ISHARES TR US TREAS INFLATION
  PROTECTED SECS FD Total                ETF    464287176      52,567     51,892  SH         NONE                             51,892
ISHARES TRUST ISHARES MSCI VALUE
  INDEX FUND Total                       ETF    464288877      89,513    177,465  SH         NONE                            177,465
J & J SNACK FOODS CORP Total             C      466032109           6         19  SH         NONE                                 19
KNIGHT CAP GROUP INC COM Total           C      499005106          12         78  SH         NONE                                 78
LONGS DRUG STORES Total                  C      543162101          18         24  SH         NONE                                 24
MATTHEWS INTERNATIONAL CORPORATION
  - CLASS A COMMON STOCK Total           C      577128101          27         53  SH         NONE                                 53
MONTPELIER RE HOLDINGS LTD SHS ISIN
  #BMG621851069 Total                    C      G62185106           9         53  SH         NONE                                 53
MOTOROLA, INC. Total                     C      G62185106          10        146  SH         NONE                                146
NIKE INC CLASS B Total                   C      654106103          10         15  SH         NONE                                 15
PLANTRONICS INC Total                    C      727493108          14         63  SH         NONE                                 63
RADIANT SYSTEMS INC Total                C      75025N102           7         76  SH         NONE                                 76
ROYAL BANK OF CANADA Total               C      780087102          84        175  SH         NONE                                175
SELECT SECTOR SPDR FD HEALTH CARE
  Total                                  v      81369Y209       1,432      4,764  SH         NONE                              4,764
SPDR LEHMAN INT'L TREASURY BOND ETF
  Total                                  ETF    78464A516     111,210    214,319  SH         NONE                            214,319
ST SPDR SP BRIC 40 Total                 ETF    78464A516       3,747     18,314  SH         NONE                             18,314
TEMPLETON GLOBAL INCOME FUND Total       CM     880198106          48        605  SH         NONE                                605
VAN KAMPEN AMERICAN FRANCHISE FUND
  CLASS A Total                          CM     880198106          97      1,001  SH         NONE                              1,001
VANGUARD LARGE-CAP VIPERS Total          ETF    922908637       8,605     16,350  SH         NONE                             16,350
VISA INC COM CL A Total                  ETF    922908637          52         85  SH         NONE                                 85